Capital Management and Risk Policies	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
Capital Management and Risk Policies

NOTE 45. CAPITAL MANAGEMENT AND RISK POLICIES
The tasks related to risk management and internal control thereof the companies controlled by Grupo Financiero Galicia are defined and carried out rigorously by each of them.
Corporate risk management is monitored by the Audit Committee, which also gathers and analyzes the information submitted by the main controlled companies.
As concerns risks, Banco Galicia embraces a policy that takes into consideration several aspects of the business and operations, abiding by the main guidelines of internationally accepted standards.
The specific function of the integral management of risks faced by Banco Galicia has been assigned to the Risk Management Area, ensuring its independence from the rest of the business areas by depending directly from the Bank’s General Management. Likewise, in order to have timely information and an agile and efficient structure that allows responding and adapting to the prevailing macro and microeconomic variables, the functions of granting and recovering credits, both for companies and individuals, are in charge of managers directly reporting to the Risk Management Area, thus seeking greater efficiency in decision-making.
Additionally, the control and prevention of the risks of money laundering, terrorist financing, and other illicit activities, are in charge of the Anti Money Laundering Management, reporting to the Board of Directors, thus ensuring the Board of Directors is fully knowledgeable of the risks the Bank is exposed to, being in charge of designing and proposing the required policies and procedures for their identification, evaluation, follow-up, control, and mitigation of risk.
The Risk Appetite framework has been specified as the risk level that would eventually be assumed in order to meet the business objectives. The Risk Appetite monitors, through a series of metrics and associated thresholds, the main risks assumed by the Bank, and divides them into the following dimensions: (i) Capital Strategic; (ii) Financial & Solvency Risk; (iii) Credit Risk; (iv) Operational Risk; (v) Cybersecurity Risk, (vi) Technology Risk, (vii) Model & Data Risk, (viii) Compliance Risk, and (ix) Reputational & ESG Risk.
Additionally, the Risks Management Area monitors the risk appetite set up, and conducts prospective analysis of the risk levels, aligning management to the strategy and the business plan defined by the Board of Directors. It also promotes corporate policies aimed at mitigating verified (or potential) deviations from the accepted risk levels.
Capital Risk
The Group goals are to generate returns to its shareholders, benefits to other groups of interest and keep the best capital structure. The latter will be given by the needs for investment in subsidiaries and new ventures, keeping the expected profitability levels and complying with the liquidity and solvency goals set.
The subsidiary Banco Galicia determines the minimum capital requirement for each risk, in accordance with Argentine Central Bank regulations. The capital risk management is cross-sectional with respect to the other risks. Senior management is responsible for monitoring, overseeing, adjusting and ensuring compliance with its stated goals concerning capital management.
The Capital Adequacy Assessment Process (Proceso de Evaluación de Suficiencia de Capital—PESC) (reflected in the Capital Adequacy Report—IAC, as per its acronym in Spanish) enables to assess the relationship between own resources available and necessary resources to maintain an appropriate risk profile. This process also allows for the identification of both the economic capital needs and the sources to meet such needs.
To perform stress tests, four scenarios with different likelihood of occurrence are defined, which could affect the solvency and liquidity. The most likely to occur scenarios are used in management stress testing and are referred to when defining Risk Appetite thresholds. The least-likely to occur or least-severe scenarios are used in developing the Recovery Plan, which specifies the protocol defined for situations or events that may compromise the Bank’s operational capacity.
As of December 31, 2025, and December 31, 2024, Banco Galicia complied with the minimum capital requirement established by the Argentine Central Bank regulations. The balances of these items for Banco Galicia are detailed below, in accordance with the regulations and the currency in force each year.
Computable Regulatory Capital (RPC, as per the initials in Spanish) is made up of Core Capital and Supplementary Capital. Banco Galicia’s balance for such items as of December 31, 2025, and December 31, 2024, is as follows:

	12.31.25	12.31.24
Basic Shareholders’ Equity	6,573,446,687	6,170,810,792
(Deductible Items)	(762,183,358)	(982,150,688)
Equity Tier 1	5,811,263,329	5,188,660,104
Complementing shareholders’ Equity	29,188,334	51,625,000
Equity Tier 2	29,188,334	51,625,000
Regulatory Capital (RPC)	5,840,451,663	5,240,285,104
The breakdown of the minimum capital requirement determined for the Group is shown below:

	12.31.25	12.31.24
Credit Risk	1,635,140,661	1,431,086,626
Market Risk	35,935,254	71,490,398
Operational Risk	231,436,449	479,696,205
Minimum Capital Requirement	1,902,512,364	1,982,273,229
Integration	5,840,451,663	5,240,285,104
Excess	3,937,939,299	3,258,011,875
Financial Risks
Financial risk is a phenomenon inherent to the financial brokerage activity. The exposure to the different financial risk factors is a natural circumstance that cannot be completely avoided without affecting the Group’s long-term economic viability. However, the lack of management regarding risk exposures is one of the most significant short-term threats. Risk factors need to be identified and managed within a specific policy framework and policies are adopted that consider the risk profile and appetite to achieve long-term strategic objectives.
Market Risk
The “price risk” is the possibility of incurring losses as a consequence of the variation of the market price of financial assets whose value is subject to negotiation. Financial assets subject to “trading” or allocated to “own positions” will be government and private debt securities, shares, currencies, derivatives and debt instruments issued by the Argentine Central Bank.
Brokerage/trading transactions that are allowed and regulated by the Policy are as follows:
•Brokerage of Government and Provincial Securities.
•Brokerage of Currencies on the Spot and Futures Markets
•Brokerage of Interest Rate Derivatives. Interest Rate Futures and Interest Rate Swaps.
•Brokerage of Debt Instruments Issued by the Argentine Central Bank.
•Brokerage of Third-party Debt securities.
•Brokerage of Shares.
For the fiscal year 2025, a limit of 3% of TIER1 was set for all operations, with a closing amount of Ps.174,337,899. At the close of the fiscal year, Banco Galicia's trading portfolio position exposed to price variations amounted to Ps. 1,955,114,000 (Ps. 596,859,000 of fixed income and Ps. 1,358,255,000 of currency). For each percentage of negative variation in prices, the impact on results was a decrease of Ps. 19,551,140.
The “price risk” (market) is daily managed according to the strategy approved, the purpose of which is to keep the Group present in the different currencies, variable- and fixed-income and derivatives markets, while obtaining the maximum return as possible on brokerage, without exposing the latter to excessive risk levels. Finally, the designed policy contributes to providing transparency and facilitates the perception of the risk levels to which it is exposed. In order to measure and monitor risks derived from the variation in the price of financial instruments that form the trading or brokerage securities portfolio, a model known as “Value at Risk” (also known as “VaR”) is used. This model determines the possible loss that could be generated by different financial instruments at each time under the following critical parameters.
Currency Risk
The composition of Assets and Liabilities in domestic currency and foreign currency exposes the Bank’s financial position to the so-called “Currency Risk”, as a consequence of market fluctuations in the prices of the different currencies in which Financial Assets and Liabilities are nominated.
The Group’s exposure to the foreign exchange risk as of year-end by type of currency is shown below:

	Balances as of 12.31.25
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	15,130,566	(14,824,149)	266,740	573,157
Euro	63,443	(27,317)	—	36,126
Canadian Dollar	895	(737)	—	158
Real	558	—	—	558
Swiss Franc	50	(640)	—	(590)
Others	7,264	(3,059)	—	4,205
Total	15,202,776	(14,855,902)	266,740	613,614
(*) Includes the following items: Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

	Balances as of 12.31.24
Currency	Monetary Financial Assets (*)	Monetary Financial Liabilities (**)	Derivatives	Net Position
US Dollar	12,648,174	(12,172,223)	373,047	848,998
Euro	31,937	(18,260)	—	13,677
Canadian Dollar	2,368	(62)	—	2,306
Real	462	—	—	462
Swiss Franc	474	(495)	—	(21)
Others	2,649	(774)	—	1,875
Total	12,686,064	(12,191,814)	373,047	867,297
(*) Includes the following items:Cash and Due from Banks, Debt Securities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Assets, Loans and Other Financing, Other Debt Securities, Financial Assets Pledged as Collateral and Investments in Equity Instruments.
(**) Includes the following items: Deposits, Liabilities at fair value through profit or loss, Derivative Financial Instruments, Repurchase Transactions, Other Financial Liabilities, Financing Received from the Argentine Central Bank and Other Financial Institutions, Debt Securities and Subordinated Debt Securities.

		Balances as of 12.31.25		Balances as of 12.31.24
Currency	Change	Income (Loss)	Shareholders’ Equity	Income (Loss)	Shareholders’ Equity
US Dollar	10%	57,316	630,473	84,900	933,898
	-10%	(57,316)	515,841	(84,900)	764,098
Euro	10%	3,613	39,739	1,368	15,045
	-10%	(3,613)	32,513	(1,368)	12,309
Canadian Dollar	10%	16	174	231	2,537
	-10%	(16)	142	(231)	2,075
Real	10%	56	614	46	508
	-10%	(56)	502	(46)	416
Swiss Franc	10%	(59)	(649)	(2)	(23)
	-10%	59	(531)	2	(19)
Others	10%	421	4,626	188	2,063
	-10%	(421)	3,784	(188)	1,687
Interest Rate Risk
The different sensitivity of assets and liabilities to changes in “market interest rates” exposes the Group to the “interest rate risk”. It is the risk that the financial margin and the economic value of equity may vary as a consequence of fluctuations in market interest rates. The magnitude of such variation is associated with the sensitivity to interest rates of the structure of the Group’s assets and liabilities.
This risk factor (the change in interest rates) has an impact on two key variables: the “Net Financial Income (Expense)” and the “Present Value of Shareholders’ Equity”.
These methodologies imply a “short-term” approach (RFN), for which a “base case scenario” is submitted to a 400 basis points “interest rates” shock for Argentine pesos, and 200 basis points for Dollars and CER/UVA, and the variation of the Net Financial Income is estimated and compared with the limits assigned to said changes in the variables subject to control. For “long-term approach” (VP), statistical simulations of interest rates are performed, and a “critical” scenario is obtained, arising from the exposure to the interest rate risk presented by the balance sheet structure. The economic capital is obtained from the difference resulting from the “critical” scenario and the balance sheet market value, within a 99.5% confidence interval.
The Group’s exposure to the interest rate risk is detailed below. This table shows the residual value of assets and liabilities, classified by the sooner of the interest renegotiation date or the maturity date, which do not represent contractual maturities.

	Term (in Days)
Assets and Liabilities at Variable Rate	Up to 30	From 30 to 90	From 90 to 180	From 180 to 365	More than 365	Total
As of 12.31.25
Total Financial Assets	15,558,050,055	3,247,456,198	3,236,041,855	3,112,157,331	19,960,652,648	45,114,358,087
Total Financial Liabilities	22,046,811,895	1,837,307,242	1,125,439,081	1,071,438,963	14,620,034,877	40,701,032,058
Net Amount	(6,488,761,840)	1,410,148,956	2,110,602,774	2,040,718,368	5,340,617,771	4,413,326,029
As of 12.31.24
Total Financial Assets	12,128,309,168	3,291,636,079	3,230,996,369	2,310,794,170	12,259,831,488	33,221,567,274
Total Financial Liabilities	21,022,767,650	1,300,855,811	1,006,662,285	224,788,858	7,735,476,260	31,290,550,864
Net Amount	(8,894,458,482)	1,990,780,268	2,224,334,084	2,086,005,312	4,524,355,228	1,931,016,410
The table below shows the sensitivity to potential additional changes in interest rates in the next fiscal year, considering the breakdown as of December 31, 2025. The percentage change budgeted by the Group for fiscal year 2025 was determined considering 100 bps and changes are considered reasonably possible on the basis on an observation of market conditions.

	Additional Changes to the Interest Rate		Increase/(Decrease) in Income before Income Tax in Pesos	Increase/(Decrease) in Shareholders’ Equity in %
Decrease in Interest Rate	(100)	bp	(28,149,469)	(0.6)%
Increase in Interest Rate	100	bp	28,149,469	0.6%
Liquidity Risk
It contemplates the risk that the Group is unable to offset or liquidate a position at market value because:
•the assets that are part thereof do not have a sufficient secondary market; or
•market changes.
In measuring and daily following up the “stock liquidity” an internal model is used, which contemplates the characteristics of behavior of the Group’s main funding sources. Based on the Group’s experience in connection with the changes in deposits and other liabilities, this model determines the “liquidity requirements” applied to liabilities subject to the policy and give rise to the “Management Liquidity Requirement”. In determining these liquid resources, the remaining term of liabilities is also contemplated, as well as the currency in which they are denominated. The resulting liquidity requirement is allocated to “eligible assets” set by the policy. The management liquidity requirement, along with the legal minimum cash requirements, are part of the total liquidity available.
Daily liquidity management is supplemented by the estimated available funds or needs for the day, considering the opening balance of Argentine Central Bank’s account, deducting the daily minimum requirement, and including the main movements for the day. The latter results in the overestimated/underestimated balance that will be considered by operators in order to place funds or meet the financing needs.
The monthly liquidity follow-up and control from the “flow” standpoint, called “liquidity mismatch/liquidity gap”, are performed by estimating the accumulated mismatches within the first year as a percentage of total liabilities. The gap methodology used (contractual gaps) is consistent with the best international practices in the field.
In addition, the concentration of deposits is followed up and measured. In order to mitigate this risk factor, the policy designed restricts the involvement of two groups of customers to the total deposits: the first 10 customers and second 50 customers.
The table below shows an analysis of maturities of assets and liabilities, determined based on the remaining period as of December 31, 2025, and December 31, 2024, based on undiscounted cash flows:

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.25
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,535,498,635	14,327,465	26,968,126	29,231,949	2,517,013	1,608,543,188
Derivative Financial Instruments	55,865,119	—	—	—	—	55,865,119
Repurchase Transactions	726,099,832	—	—	—	—	726,099,832
Other Financial Assets	558,173,993	662,961	803,456	18,429,003	—	578,069,413
Loans and Other Financing	9,975,742,992	7,257,518,827	3,596,840,792	4,467,013,155	1,591,711,756	26,888,827,522
Other Debt Securities	5,913,251,123	—	—	—	—	5,913,251,123
Financial Assets Pledged as Collateral	1,499,749,362	—	—	—	—	1,499,749,362
Investments in Equity Instruments	120,770,829	—	—	—	—	120,770,829
Liabilities
Deposits	26,020,961,909	1,643,419,405	89,771,741	152,478,250	—	27,906,631,305
Liabilities at fair value through profit or loss	54,443,078	—	—	—	—	54,443,078
Derivative Financial Instruments	18,340,612	—	—	—	—	18,340,612
Repurchase Transactions	357,331,063	—	—	—	—	357,331,063
Other Financial Liabilities	3,766,521,020	721,907,412	5,699,017	819,174	32,402,248	4,527,348,871
Lease liabilities	1,908,403	4,752,814	6,090,383	15,443,151	10,617,358	38,812,109
Financing Received from the Argentine Central Bank and Other Financial Institutions	314,611,407	325,849,876	138,562,530	442,795,416	—	1,221,819,229
Debt Securities	33,965,048	484,772,418	683,044,869	590,482,560	—	1,792,264,895
Subordinated Debt Securities	25,083,190	1,319,556	378,807,977	—	—	405,210,723

	Less than 1 Month	1 to 6 Months	6 to 12 Months	12 Months to 5 Years	More than 5 Years	Total as of 12.31.24
Assets
Debt Securities measured at Fair Value through Profit or Loss	1,953,839,654	4,803,454	4,155,934	34,793,363	13100425	2,010,692,830
Derivative Financial Instruments	5,474,158	—	—	—	—	5,474,158
Other Financial Assets	2,521,067,111	1,630,050	1,975,490	48,261,884	—	2,572,934,535
Loans and Other Financing	25,660,905,483	7,327,138,094	3,239,823,299	5,154,992,163	1,062,166,854	42,445,025,893
Other Debt Securities	5,921,720,187	1,148,331	4,300,186	2,754,027	—	5,929,922,731
Financial Assets Pledged as Collateral	1,952,730,948	—	—	—	—	1,952,730,948
Investments in Equity Instruments	55,364,705	—	—	—	—	55,364,705
Liabilities
Deposits	23,665,280,509	838,610,512	74,916,290	3,371,658	—	24,582,178,969
Liabilities measured at Fair Value trough Profit or Loss	11,846,653	—	—	—	—	11,846,653
Derivative Financial Instruments	7,171,037	2395045	526674	—	—	10,092,756
Repurchase transactions	512,647,180	—	—	—	—	512,647,180
Other Financial Liabilities	3,816,295,008	773,244,800	5,953,831	19,938,430	5,886,637	4,621,318,706
Lease Liabilities	1,794,895	4,830,052	6,274,630	16,538,068	13,819,366	43,257,011
Financing Received from the Argentine Central Bank and Other Financial Institutions	191,909,800	313,093,140	103,511,873	43,000,185	9840268	661,355,266
Debt Securities	23,437,484	653,751,457	314,558,653	554,549,425	—	1,546,297,019
Subordinated Debt Securities	13,461,454	—	13,461,454	364,895,658	—	391,818,566
Credit Risk
Credit risk arises from the possibility of suffering losses due to a debtor’s or counterparty’s noncompliance with its contractual obligations. It is the one that requires the greatest need for capital, including that arising from the risk of individual and sectorial concentration, which represents supplementary approximations to the intrinsic credit risk.
Accordingly, the Group uses credit assessment and risk monitoring tools that allow the entity to manage risks in a streamlined and controlled manner and that foster the adequate diversification of portfolios, both on an individual basis and by economic sector, thus controlling its exposure to potential risks.
The credit quality of debt securities as of December 31, 2025, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.25
AAA	—	—	—	—	—	20,636,579	5,230,477	25,867,056
AAA(arg)	—	—	—	—	—	—	3,569,348	3,569,348
Aaa.ar	—	—	—	—	—	—	449,973	449,973
AA+	—	—	—	—	—	—	2,998,318	2,998,318
AA+.ar	—	—	—	—	—	—	329,325	329,325
AA	—	—	6,125,408	—	—	—	9,081,669	15,207,077
AA(arg)	—	—	—	—	—	—	446	446
AA-	—	7,180,855	—	—	—	—	750,860	7,931,715
AA-(arg)	—	—	—	—	—	—	4,691	4,691
A+	—	—	—	—	—	—	37,446,624	37,446,624
A1(arg)	—	—	—	—	—	—	136	136
A1+	—	—	—	—	—	—	20,924,898	20,924,898
A	—	—	—	—	—	—	135,430,367	135,430,367
A-	—	—	—	—	—	—	995,500	995,500
BBB+	—	16,335,919	—	—	—	—	17,244	16,353,163
BBB	—	—	—	—	—	—	2,444,633	2,444,633
CCC	872,997,405	47,298,422	—	389,106,997	7,541,146	—	288,846	1,317,232,816
D	—	—	—	—	—	—	737,157	737,157
D(arg)	—	—	—	—	—	—	25	25
Total	872,997,405	70,815,196	6,125,408	389,106,997	7,541,146	20,636,579	220,700,537	1,587,923,268
The credit quality of debt securities as of December 31, 2024, is as follows:

	Government Securities
Rating	Government Bonds	Provincial Bonds	Autonomous City of Buenos Aires Bonds	Treasury Bills	Argentine Central Bank’s Bills	Foreign government bonds	Private Securities	Total as of 12.31.24
AAA	—	—	—	—	—	35,443,044	18,011,623	53,454,667
AAA(arg)	—	—	—	—	—	—	27,528,195	27,528,195
Aaa.ar	—	—	—	—	—	—	27,748,573	27,748,573
AA+	—	—	—	—	—	—	15,036,622	15,036,622
AA+(arg)	—	—	—	—	—	—	3,314,604	3,314,604
AA+.ar	—	—	—	—	—	—	78,844	78,844
AA(arg)+	—	—	—	—	—	—	5,358,181	5,358,181
AA	—	—	—	—	—	—	13,042,022	13,042,022
AA(arg)	—	—	—	—	—	—	13,644,644	13,644,644
AA.ar	—	—	—	—	—	—	60,235	60,235
AA-	—	—	—	—	—	—	410,893	410,893
AA-(arg)	—	—	—	—	—	—	375,261	375,261
AA(arg)-	—	—	—	—	—	—	134,031	134,031
A+	—	—	—	—	—	—	4,023,520	4,023,520
A+.ar	—	—	—	—	—	—	1,063,666	1,063,666
A1(arg)	—	—	—	—	—	—	623,196	623,196
A1(arg)+	—	—	—	—	—	—	5,452,943	5,452,943
A1+	—	—	—	—	—	—	4,812,152	4,812,152
A-1.ar	—	—	—	—	—	—	5,382,645	5,382,645
A	—	—	—	—	—	—	165,686	165,686
A(arg)	—	—	—	—	—	—	4,425,475	4,425,475
A2(arg)	—	—	—	—	—	—	295,461	295,461
A-	—	—	—	—	—	—	369,627	369,627
A-(arg)	—	—	—	—	—	—	453,331	453,331
A-.ar	—	—	—	—	—	—	1,265,712	1,265,712
BBB+	—	—	—	—	—	—	379,100	379,100
BBB(arg)	—	—	—	—	—	—	3,720	3,720
BB(arg)	—	—	—	—	—	—	15,800	15,800
raB+	—	—	—	—	—	—	924,890	924,890
B	—	—	—	—	—	—	1,643	1,643
B-	—	—	—	—	—	—	146	146
BB-	—	—	—	—	—	—	11,653,356	11,653,356
C(arg)	—	—	—	—	—	—	41,222	41,222
CCC+	—	—	—	—	—	—	37	37
CCC	1,210,199,283	63,959,291	5,379,564	496,764,140	3,413,002	—	1,449,857	1,781,165,137
D(arg)	—	—	—	—	—	—	1,903,972	1,903,972
Total	1,210,199,283	63,959,291	5,379,564	496,764,140	3,413,002	35,443,044	169,450,885	1,984,609,209
Summary of credit risk
The following disclosures present the gross carrying amount of financial instruments to which the impairment requirements in IFRS 9 are applied and the associated allowance for loan losses.
Those credits that do not have reasonable expectations of recovering the contractual cash flows are eliminated from the Group’s assets and are recognized in “Off-balance Items”.
The credit quality related to loans granted is detailed in Schedule B.
The breakdown by term of “Net Loans and Other Financing” is detailed in Schedule D.
Impairment of financial assets
The “Expected Credit Loss” (“ECL”) model applies to financial assets which are measured at both amortized cost and fair value through OCI.
The standard establishes a "three stages" model for impairment based on changes in credit quality since initial recognition. Stage 1 includes financial assets with normal or no significant risk associated; Stage 2 includes financial assets for which a significant increase in credit risk (“SICR”) has been identified but they are not yet deemed to be credit-impaired, and Stage 3 comprises financial assets which are defaulted and/or subject to serious risk of impairment.
To calculate the provisions for credit impairment risk, IFRS 9 differentiates between each of the three stages. The resulting concepts are explained as follows:
•Expected Credit Losses within a 12-month period: possible events of default within the 12 months following the date of the presentation of financial statements. Assets included in Stage 1 have their ECL measured at 12-month ECL.
•Lifetime Expected Credit Losses: ECL during the entire life of the financial asset, which results of calculating the probability of default of an asset throughout its life, up until its maturity. Instruments in Stage 2 or 3 have their ECL measured based on lifetime ECL.
A pervasive concept in measuring ECL in accordance with IFRS 9 is that it should consider forward looking information. The Group has included below an explanation on how it has incorporated this in its ECL models.
Grouping of instruments for losses measured on a collective basis
The ECLs are estimated both individually and collectively. The objective of the Group's individual estimate is to estimate expected losses for certain impaired loans or for those loans that require specific treatment.
The population of individual cases can be divided as follows:
•For impaired loans that meet the following conditions: commercial portfolio, debt of more than one million dollars, and BCRA classification "C" or higher, an individual report is prepared in which the recovery expectation and its complement, the LGD, are analyzed to determine the expected credit losses.
•For loans with specific analyses, when it is detected that there are cases in which the collective model does not reflect the expected loss expectation, the estimate is made individually. In addition to what was mentioned in the first point, a PD estimate is also made.
For expected credit loss provisions modelled on a collective basis, a grouping of exposures is performed based on shared risks characteristics, such that risk exposures within group are homogeneous. In performing this grouping, there must be sufficient information for the group to be statistically credible. Where sufficient information is not available internally, the Group has considered benchmarking internal/external supplementary data to use for modelling purposes.
The Group has identified four groupings: Retail, Retail-like, Wholesale and Naranja X, amongst these four segments the Group estimates parameters in a more granular way based on the shared risk characteristics.
Stage classification
Each subsidiary of Grupo Galicia classifies financial instruments subject to impairment under IFRS 9 in stages, as follows:
•Stage 1: in the case of retail portfolios, it includes every operation up to 30 days past due. In the case of wholesale portfolios, it considers every client whose BCRA situation indicates a normal status (A1) (i.e. low risk of bankruptcy).
•Stage 2: considers two groups:
◦For retail and retail like Portfolios between 31 and 90 days past due. For wholesale it considers credit ratings for which the risk of default has increased significantly (B).
◦Probability of Default (“PD”) or Score with impairment risk.
•Stage 3: For retail portfolios, it includes every operation amounting 90 or more days past due. For wholesale portfolios, it considers every client whose BCRA situation indicates serious risk of bankruptcy (C, D, E). Furthermore, this stage also includes refinanced transactions originated more than 90 days past due or with another transaction in force within the last 24 months.
Significant Increase in credit risk
The Group considers a financial instrument to have experienced a significant increase in credit risk when any of the following conditions exist:

Retail Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Retail-like Portfolio

BCRA situation	Extra conditions to be considered stage 2
A, B1	- Cure (*)
- Between 30 and 90 past due days
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients

Wholesale Portfolio

BCRA situation	Extra conditions to be considered stage 2
A	- Cure (*)
- BCRA situation B1
- Probability of Default (“PD”) or Score (**) with impairment risk
C	- It does not apply to defaulted clients
(*) It refers to customers who have been in stage 3 and back to stage 1, the entity has decided to keep them in stage 2.
(**) Internal scoring.
Definition of Default
A financial asset is in default whenever a payment is more than 90 days past due, or if the Company considers the payment will not be fully reimbursed.
The credit analysis for wholesale loans is not the same as for retail loans, Grupo Galicia’s definition of default for wholesale portfolios is based on a credit analysis of the individual borrower.
The default definition has been applied consistently to model the Probability of Default (PD), Exposure at Default (EAD) and Loss given Default (LGD) throughout the Group’s expected loss calculations:
•Probability of Default (“PD”): it represents the likelihood of a borrower defaulting on its financial obligation (as per the definition of default included above), either over the next 12 months or the remaining lifetime of the obligation.
•Exposure at the moment of Default (“EAD”): it is based on the amounts the Group expects to be owed at the time of default, over the next 12 months or over the remaining lifetime. For example, for a revolving commitment, the Group includes the current draw down balance plus any further amount that it is expected to be drawn up to the current contractual limit by the potential time of default.
•Loss given Default (“LGD”): this represents Grupo Galicia’s expectation of effective loss from the total exposure at default. Its value changes according to the counterparty, seniority of the claim and availability of collateral or other credit support. LGD is expressed as a percentage loss per Peso of exposure at the time of default and is calculated on a 12-month or lifetime basis, where 12-month LGD is the percentage loss expected to be incurred if default occurs within the next 12 months and lifetime LGD is the percentage loss expected to be incurred if default occurs during the remaining life of the financial instrument.
The ECL is determined by projecting the PD, LGD, and EAD for each future month and for each individual exposure or group segment. These three components are multiplied and adjusted for the probability of survival (i.e., the exposure has not been prepaid or entered default in a prior month). This effectively calculates an ECL for each future month, which is then discounted to the filing date and aggregated. The discount rate used in calculating the ECL is the original effective interest rate or an approximation thereof.
An instrument is considered to no longer be in default when it no longer meets any of the default criteria above mentioned.
Methodology for Expected Credit Loss estimation
Expected credit loss impairment allowances recognized in the financial statements reflect the effect of a range of possible economic outcomes, calculated on a probability-weighted basis, based on the economic scenarios described below. The recognition and measurement of expected credit losses (‘ECL’) involves the use of significant judgment and estimation. It is necessary to formulate multiple forward-looking economic forecasts and incorporate them into the ECL estimates. Grupo Galicia uses a standard framework to form economic scenarios to reflect assumptions about future economic conditions, supplemented with the use of management judgment, which may result in using alternative or additional economic scenarios and/or management adjustments.
IFRS 9 establishes the following standards regarding the estimation of credit loss:
•An unbiased weighted probability index determined by the evaluation of different outcomes.
•Time value of money
•Reasonable and sustainable information available at no additional cost or effort that provides evidence to support forecasts, as well as present conditions and past events.
According to IFRS 9, Grupo Galicia prepared three different scenarios with different probabilities: a base scenario with 70% probability of occurrence, a pessimistic scenario with 15% probability of occurrence and an optimistic scenario with 15% probability of occurrence.

Scenario Probabilities	Base	Optimistic	Pessimistic
Retail, Retail like and Wholesale	70%	15%	15%
Naranja	70%	15%	15%
In order to take time value of money into account, Grupo assumes expected losses will take place according to the PD behavior.
Key macroeconomic variables used in the scenarios described below are shown in the table:

Macroeconomic Variable Projections (%)		QI - 2026(*)	QII - 2026(*)	QIII - 2026(*)	QIV - 2026(*)
GDP	Base	2.2%	3.6%	4.5%	5.5%
	Optimistic	2.5%	4.2%	5.5%	6.8%
	Pessimistic	0.2%	-0.4%	-1.5%	-2.6%
Unemployment Rate	Base	-1.2%	-6.5%	-7.6%	-2.8%
	Optimistic	-5.0%	-10.5%	-11.4%	-6.9%
	Pessimistic	36.8%	33.0%	30.4%	38.9%
Real Salary	Base	2.1%	2.7%	3.7%	3.7%
	Optimistic	2.8%	4.2%	6.0%	6.8%
	Pessimistic	-0.8%	-3.2%	-5.0%	-7.8%
Badlar rate	Base	-15.7%	-28.8%	-55.8%	-27.2%
	Optimistic	-31.9%	-43.6%	-65.4%	-43.7%
	Pessimistic	23.2%	6.8%	-32.8%	12.5%
Consumer Price Index (CPI)	Base	26.4%	24.2%	21.7%	18.1%
	Optimistic	25.5%	22.4%	19.0%	14.6%
	Pessimistic	34.0%	39.6%	45.1%	49.3%
(*) These variations were calculated based on annual basis.
Grupo Galicia has also carried out sensitivity analysis to assess the impact of volatility on macroeconomic variables on the result of the expected credit losses.

Scenario 1 (change in the probability of the macroeconomic scenarios)	Base scenario	Sensitivity
Regular scenario	70%	45%
Positive scenario	15%	10%
Negative scenario	15%	45%
Grupo Financiero Galicia ECL	2,246,584,458	2,288,176,312
Retail, Retail like and Wholesale ECL	1,470,398,269	1,490,146,664
Naranja ECL	776,186,189	798,029,648

Scenario 2 (change in forecast GDP, inflation, nominal exchange rate, unemployment, current account)	Regular scenario	Positive scenario	Negative scenario
Macroeconomic scenario probability	70%	15%	15%

		Sensitivity
GDP	1%	1%	1%
Unemployment Rate	10%	10%	10%
Real Salary	-5%	-5%	-5%
Tamar rate	5%	2%	5%
CPI	2%	2%	2%
Grupo Financiero Galicia ECL		2,283,113,065
Retail, Retail like and Wholesale RCL		1,474,764,395
Naranja ECL		808,348,670
Maximum exposure to credit risk
Unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when they are 30 days past due (“DPD”) and are transferred from stage 1 to stage 2. The following disclosure presents the ageing of stage 2 financial assets. It distinguishes those assets that are classified as stage 2 when they are less than 30 days past due (1-29 DPD) from those that are more than 30 DPD (30 and >DPD). Past due financial instruments are those loans where customers have failed to make payments in accordance with the contractual terms of their facilities.
The following table contains an analysis of the credit risk exposure of financial instruments for which an ECL allowance is recognized.

	Retail Portfolio
	December 31, 2025				December 31, 2024
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	5,846,641,621	537,930,784	214,307,602	6,598,880,007	6,464,834,125
1-30	164,177,950	106,855,956	48,982,267	320,016,173	257,743,443
31-60	—	185,010,898	44,066,682	229,077,580	95,272,033
61-90	—	135,413,433	88,186,439	223,599,872	63,948,640
Default	—	—	957,330,439	957,330,439	179,088,266
Gross Carrying amount	6,010,819,571	965,211,071	1,352,873,429	8,328,904,071	7,060,886,507
Loss allowance	(128,234,811)	(198,747,799)	(957,424,314)	(1,284,406,924)	(483,759,140)
Net Carrying amount	5,882,584,760	766,463,272	395,449,115	7,044,497,147	6,577,127,367

	Retail like Portfolio
	December 31, 2025				December 31, 2024
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	4,444,378,930	147,308,669	36,559,943	4,628,247,542	3,072,091,164
1-30	78,728,657	44,434,975	16,030,606	139,194,238	44,799,941
31-60	—	48,121,782	8,463,531	56,585,313	4,660,049
61-90	—	19,524,215	11,242,234	30,766,449	4,167,569
Default	—	—	126,037,232	126,037,232	23,875,832
Gross Carrying amount	4,523,107,587	259,389,641	198,333,546	4,980,830,774	3,149,594,555
Loss allowance	(16,511,375)	(18,572,257)	(101,712,430)	(136,796,062)	(48,582,801)
Net Carrying amount	4,506,596,212	240,817,384	96,621,116	4,844,034,712	3,101,011,754

	Wholesale Portfolio
	December 31, 2025				December 31, 2024
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
A	10,883,794,573	276,724,958	—	11,160,519,531	9,941,145,975
B1	—	29,238,797	—	29,238,797	1,184,170,492
Default	—	—	41,501,563	41,501,563	36,877,848
Gross Carrying amount	10,883,794,573	305,963,755	41,501,563	11,231,259,891	11,162,194,315
Loss allowance	(28,228,041)	(1,915,622)	(19,051,620)	(49,195,283)	(63,764,628)
Net Carrying amount	10,855,566,532	304,048,133	22,449,943	11,182,064,608	11,098,429,687

	Naranja X
	December 31, 2025				December 31, 2024
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month ECL	Lifetime ECL	Lifetime ECL	Total	Total
Days past due
0	4,200,065,053	200,704,721	411,425	4,401,181,199	4,222,918,639
1-30	264,954,064	44,055,863	110,347	309,120,274	264,797,670
31-60	—	225,552,334	129,845	225,682,179	139,020,661
61-90	—	182,136,102	1,658,261	183,794,363	97,602,619
Default	—	—	652,983,156	652,983,156	170,106,257
Gross Carrying amount	4,465,019,117	652,449,020	655,293,034	5,772,761,171	4,894,445,846
Loss allowance	(164,061,186)	(196,684,764)	(415,440,239)	(776,186,189)	(337,009,882)
Net Carrying amount	4,300,957,931	455,764,256	239,852,795	4,996,574,982	4,557,435,964

	Retail Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	6,125,758,558	286,569,299	52,506,268	6,464,834,125	2,792,339,222
1-30	186,415,602	56,302,588	15,025,253	257,743,443	74,433,547
31-60	—	81,868,323	13,403,710	95,272,033	26,271,788
61-90	—	38,607,105	25,341,535	63,948,640	22,466,721
Default	—	—	179,088,266	179,088,266	111,755,084
Gross Carrying amount	6,312,174,160	463,347,315	285,365,032	7,060,886,507	3,027,266,362
Loss allowance	(233,830,017)	(53,113,226)	(196,815,897)	(483,759,140)	(204,629,696)
Net Carrying amount	6,078,344,143	410,234,089	88,549,135	6,577,127,367	2,822,636,666

	Retail like Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	3,004,547,336	56,886,863	10,656,965	3,072,091,164	1,870,068,089
1-30	33,087,463	8,211,237	3,501,241	44,799,941	28,926,845
31-60	—	4,003,254	656,795	4,660,049	8,522,210
61-90	—	2,672,997	1,494,572	4,167,569	5,773,426
Default	—	—	23,875,832	23,875,832	32,328,764
Gross Carrying amount	3,037,634,799	71,774,351	40,185,405	3,149,594,555	1,945,619,334
Loss allowance	(21,054,928)	(5,830,028)	(21,697,845)	(48,582,801)	(38,717,511)
Net Carrying amount	3,016,579,871	65,944,323	18,487,560	3,101,011,754	1,906,901,823

	Wholesale Portfolio
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
A	9,938,529,239	2,616,736	—	9,941,145,975	11,835,371,882
B1	1,181,584,757	2,336,380	249,355	1,184,170,492	6,396,631
Default	—	—	36,877,848	36,877,848	3,898,052
Gross Carrying amount	11,120,113,996	4,953,116	37,127,203	11,162,194,315	11,845,666,565
Loss allowance	(48,120,878)	(480,352)	(15,163,398)	(63,764,628)	(30,802,889)
Net Carrying amount	11,071,993,118	4,472,764	21,963,805	11,098,429,687	11,814,863,676

	Naranja X
	December 31, 2024				December 31, 2023
	ECL Staging
	Stage 1	Stage 2	Stage 3
	12-month	Lifetime	Lifetime	Total	Total
Days past due
0	3,979,063,696	243,755,725	99,218	4,222,918,639	2,501,724,347
1-30	216,329,836	48,440,300	27,534	264,797,670	109,899,234
31-60	—	138,958,066	62,595	139,020,661	35,383,470
61-90	—	95,731,684	1,870,935	97,602,619	14,592,983
Default	—	—	170,106,257	170,106,257	52,441,640
Gross Carrying amount	4,195,393,532	526,885,775	172,166,539	4,894,445,846	2,714,041,674
Loss allowance	(143,224,254)	(85,937,309)	(107,848,319)	(337,009,882)	(122,033,535)
Net Carrying amount	4,052,169,278	440,948,466	64,318,220	4,557,435,964	2,592,008,139
The Grupo Galicia employs a range of policies and practices to mitigate credit risk. The most common of these is accepting collateral for loans or funds advanced. The Group has internal policies on the acceptability of specific classes of collateral.
The Grupo Galicia policies regarding obtaining collateral have not significantly changed during the reporting period and there has been no significant change in the overall quality of the collateral held by the Group since the prior period.
This table provides information on balance sheet items and their collateral in offsets as well as loan and other credit-related commitments.
Assets Subject to Impairment

Item	Carrying Amount	Loss Allowances	Net Gross Carrying Amount	Collateral´s Fair Value
Advances	991,035,406	(35,415,739)	955,619,667	—
Documents	6,995,472,679	(18,204,977)	6,977,267,702	—
Mortgage Loans	1,077,039,628	(15,337,268)	1,061,702,360	4,944,761,171
Pledge Loans	651,398,112	(14,485,450)	636,912,662	3,382,207,287
Personal Loans	2,951,576,717	(763,210,696)	2,188,366,021	—
Credit Card Loans	8,682,943,178	(1,258,335,668)	7,424,607,510	—
Financial Leases	49,936,071	(811,107)	49,124,964	—
Other Financial Assets	188,712,246	(1,026,213)	187,686,033	—
Other Debt Securities	2,663,650,710	(10,951,844)	2,652,698,866	—
Financial Assets Pledged as Collateral	1,258,893,615	(52,767)	1,258,840,848	—
Others	4,803,097,545	(128,752,729)	4,674,344,816	612,445,637
Total as at December 31, 2025	30,313,755,907	(2,246,584,458)	28,067,171,449	8,939,414,095
The following table shows information about the mortgage portfolio LTV distribution.

Mortgages Portfolio -LTV Distribution	Exposure
Lower than 50%	436,146
50 to 60%	469,348
60 to 70%	10,589
70 to 80%	14,859
80 to 90%	3,537
90 to 100%	1,210
Higher than 100%	3,018
Total	938,707
Evolution of the exposure to credit risk and the related allowances
The credit risk allowance recognized in the fiscal year is affected by a variety of factors, such as:
•transfers between Stage 1 and Stages 2 or 3 because the financial instruments experience significant credit risk increases (or decreases), or become impaired in the period, with the corresponding “increase” (or “decrease”) between the 12-month and Lifetime ECL;
•additional allocations for new financial instruments recognized during the fiscal year, as well as reversals of allowances for loan losses for financial instruments derecognized in the fiscal year;
•impact on ECL measurements of changes in PD, EAD and LGD in the fiscal year, arising from the periodic update of inputs to the models;
•impact on ECL measurement due to changes in models and assumptions;
•impacts due to passing of time resulting from an update to the present value;
•local currency translations for assets denominated in foreign currency and other changes;
•financial assets derecognized during the period and application of allowances related to assets derecognized in the balance sheet during the fiscal year; and

The following tables explain the changes in the loss allowance between the beginning and the end of the fiscal year due to these factors:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2024	233,830,017	53,113,226	196,815,897	483,759,140
Inflation effect	(54,631,437)	(33,236,014)	(167,844,570)	(255,712,021)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(15,443,298)	15,443,298	—	—
Transfer from Stage 1 to Stage 3	(23,935,979)	—	23,935,979	—
Transfer from Stage 2 to Stage 1	9,843,703	(9,843,703)	—	—
Transfer from Stage 2 to Stage 3	—	(11,725,131)	11,725,131	—
Transfer from Stage 3 to Stage 2	—	11,017,469	(11,017,469)	—
Transfer from Stage 3 to Stage 1	1,410,568	—	(1,410,568)	—
New Financial Assets Originated or Purchased	24,660,826	141,562,442	605,284,414	771,507,682
Changes in PDs/LGDs/EADs	21,271,605	(52,806,113)	(9,260,049)	(40,794,557)
Changes in the calculation methodology	(32,411,836)	55,293,013	(839)	22,880,338
Foreign exchange and other movements	(9,575,982)	45,134,359	717,040,780	752,599,157
Other movements with no P&L impact
Financial assets collected during the year	(26,783,376)	(15,205,047)	(407,844,392)	(449,832,815)
Loss Allowance as of December 31, 2025	128,234,811	198,747,799	957,424,314	1,284,406,924

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2024	21,054,928	5,830,028	21,697,845	48,582,801
Inflation effect	(5,690,273)	(3,394,338)	(19,788,388)	(28,872,999)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(979,609)	979,609	—	—
Transfer from Stage 1 to Stage 3	(593,456)	—	593,456	—
Transfer from Stage 2 to Stage 1	1,527,004	(1,527,004)	—	—
Transfer from Stage 2 to Stage 3	—	(809,841)	809,841	—
Transfer from Stage 3 to Stage 2	—	425,259	(425,259)	—
Transfer from Stage 3 to Stage 1	100,771	—	(100,771)	—
New Financial Assets Originated or Purchased	14,330,564	14,153,246	84,546,141	113,029,951
Changes in PDs/LGDs/EADs	16,521,628	3,813,974	355,893	20,691,495
Changes in the calculation methodology	(20,751,505)	(3,294,598)	—	(24,046,103)
Foreign exchange and other movements	(1,366,931)	3,889,002	72,692,549	75,214,620
Other movements with no P&L impact
Financial assets collected during the year	(7,641,746)	(1,493,080)	(58,668,877)	(67,803,703)
Loss Allowance as of December 31, 2025	16,511,375	18,572,257	101,712,430	136,796,062

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2024	48,120,878	480,352	15,163,398	63,764,628
Inflation effect	(12,034,497)	(334,466)	(4,550,595)	(16,919,558)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(46,312)	46,312	—	—
Transfer from Stage 1 to Stage 3	(2,443)	—	2,443	—
Transfer from Stage 2 to Stage 1	17,924	(17,924)	—	—
Transfer from Stage 2 to Stage 3	—	(213,503)	213,503	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	28,378,249	1,913,871	6,524,404	36,816,524
Changes in PDs/LGDs/EADs	3,913,705	913,405	1,000,476	5,827,586
Changes in the calculation methodology	(7,002,985)	(955,335)	—	(7,958,320)
Foreign exchange and other movements	(4,212,954)	222,987	2,034,380	(1,955,587)
Other movements with no P&L impact
Financial assets collected during the year	(28,903,524)	(140,077)	(1,336,389)	(30,379,990)
Loss Allowance as of December 31, 2025	28,228,041	1,915,622	19,051,620	49,195,283

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2024	143,224,254	85,937,309	107,848,319	337,009,882
Inflation effect	(47,959,996)	(35,318,843)	(47,922,515)	(131,201,354)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(7,717,857)	7,717,857	—	—
Transfer from Stage 1 to Stage 3	(9,312,646)	—	9,312,646	—
Transfer from Stage 2 to Stage 1	4,301,883	(4,301,883)	—	—
Transfer from Stage 2 to Stage 3	—	(5,055,613)	5,055,613	—
Transfer from Stage 3 to Stage 2	—	110,619	(110,619)	—
Transfer from Stage 3 to Stage 1	329,294	—	(329,294)	—
New Financial Assets Originated or Purchased	185,314,668	158,673,628	249,135,053	593,123,349
Changes in PDs/LGDs/EADs	85,595,701	140,326,581	279,349,042	505,271,324
Other movements with no P&L impact
Financial assets collected during the year	(189,714,115)	(151,404,891)	(186,898,006)	(528,017,012)
Loss Allowance as of December 31, 2025	164,061,186	196,684,764	415,440,239	776,186,189

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	43,261,010	43,849,217	117,519,469	204,629,696
Inflation effect	(46,948,740)	(29,040,207)	(80,600,857)	(156,589,804)
Financial instruments arising from business combinations (*)	5,047,101	—	2,064,684	7,111,785
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(826,029)	826,029	—	—
Transfer from Stage 1 to Stage 3	(689,672)	—	689,672	—
Transfer from Stage 2 to Stage 1	9,807,734	(9,807,734)	—	—
Transfer from Stage 2 to Stage 3	—	(1,206,306)	1,206,306	—
Transfer from Stage 3 to Stage 2	—	7,673,729	(7,673,729)	—
Transfer from Stage 3 to Stage 1	809,418	—	(809,418)	—
New Financial Assets Originated or Purchased	154,515,745	39,874,463	193,773,349	388,163,557
Changes in PDs/LGDs/EADs	69,589,815	6,862,924	3,874,074	80,326,813
Foreign exchange and other movements	6,230,968	1,788,874	176,442,219	184,462,061
Write-offs	(1,121,014)	—	(105,386,838)	(106,507,852)
Other movements with no P&L impact
Financial assets collected during the year	(5,846,319)	(7,707,763)	(104,283,034)	(117,837,116)
Loss Allowance as of December 31, 2024	233,830,017	53,113,226	196,815,897	483,759,140
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	7,677,283	6,685,045	24,355,184	38,717,512
Inflation effect	(6,871,456)	(4,186,132)	(14,312,874)	(25,370,462)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(119,060)	119,060	—	—
Transfer from Stage 1 to Stage 3	(30,805)	—	30,805	—
Transfer from Stage 2 to Stage 1	849,976	(849,976)	—	—
Transfer from Stage 2 to Stage 3	—	(157,064)	157,064	—
Transfer from Stage 3 to Stage 2	—	163,618	(163,618)	—
Transfer from Stage 3 to Stage 1	46,328	—	(46,328)	—
New Financial Assets Originated or Purchased	20,633,231	4,802,134	18,202,128	43,637,493
Changes in PDs/LGDs/EADs	1,397,461	455,805	610,514	2,463,780
Foreign exchange and other movements	(241,847)	729,676	32,886,365	33,374,194
Write-offs	—	—	(16,994,771)	(16,994,771)
Other movements with no P&L impact
Financial assets collected during the year	(2,286,183)	(1,932,138)	(23,026,624)	(27,244,945)
Loss Allowance as of December 31, 2024	21,054,928	5,830,028	21,697,845	48,582,801

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	21,923,426	6,119,184	2,760,280	30,802,890
Inflation effect	(15,069,990)	(3,131,857)	(1,462,465)	(19,664,312)
Financial instruments arising from business combinations (*)	2,403,092	—	4,429,798	6,832,890
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(3)	3	—	—
Transfer from Stage 1 to Stage 3	(3)	—	3	—
Transfer from Stage 2 to Stage 1	262,474	(262,474)	—	—
Transfer from Stage 2 to Stage 3	—	(1,193,721)	1,193,721	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	71,867,062	156,909	7,797,412	79,821,383
Changes in PDs/LGDs/EADs	(1,345,301)	313,596	(139,630)	(1,171,335)
Foreign exchange and other movements	(21,025,557)	(15,724)	4,952,716	(16,088,565)
Write-offs	(526,975)	—	(1,251,296)	(1,778,271)
Other movements with no P&L impact
Financial assets collected during the year	(10,367,347)	(1,505,564)	(3,117,141)	(14,990,052)
Loss Allowance as of December 31, 2024	48,120,878	480,352	15,163,398	63,764,628
(*) See Note 15 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2023	71,661,287	17,665,594	32,706,654	122,033,535
Inflation effect	(57,019,897)	(20,703,109)	(25,466,235)	(103,189,241)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(2,103,632)	2,103,632	—	—
Transfer from Stage 1 to Stage 3	(2,099,138)	—	2,099,138	—
Transfer from Stage 2 to Stage 1	4,727,594	(4,727,594)	—	—
Transfer from Stage 2 to Stage 3	—	(870,529)	870,529	—
Transfer from Stage 3 to Stage 2	—	4,698	(4,698)	—
Transfer from Stage 3 to Stage 1	180,053	—	(180,053)	—
New Financial Assets Originated or Purchased	102,028,599	95,517,767	66,702,876	264,249,242
Changes in PDs/LGDs/EADs	120,809,631	11,036,377	56,001,426	187,847,434
Other movements with no P&L impact
Financial assets collected during the year	(94,960,243)	(14,089,527)	(24,881,318)	(133,931,088)
Loss Allowance as of December 31, 2024	143,224,254	85,937,309	107,848,319	337,009,882

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	123,106,039	93,215,370	157,573,757	373,895,166
Inflation effect	(86,950,742)	(80,051,873)	(170,472,062)	(337,474,677)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(5,025,135)	5,025,135	—	—
Transfer from Stage 1 to Stage 3	(2,422,472)	—	2,422,472	—
Transfer from Stage 2 to Stage 1	6,561,472	(6,561,472)	—	—
Transfer from Stage 2 to Stage 3	—	(3,824,341)	3,824,341	—
Transfer from Stage 3 to Stage 2	—	2,585,633	(2,585,633)	—
Transfer from Stage 3 to Stage 1	2,642,651	—	(2,642,651)	—
New Financial Assets Originated or Purchased	38,296,596	43,725,349	170,647,325	252,669,270
Changes in PDs/LGDs/EADs	(10,062,955)	(1,763,960)	(8,779,487)	(20,606,402)
Foreign exchange and other movements	(12,720,482)	10,150,167	25,679,883	23,109,568
Other movements with no P&L impact
Financial assets collected during the year	(10,163,962)	(18,650,791)	(58,148,476)	(86,963,229)
Loss Allowance as of December 31, 2023	43,261,010	43,849,217	117,519,469	204,629,696

	Stage 1	Stage 2	Stage 3
Retail Like Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	39,787,330	7,616,707	24,610,530	72,014,567
Inflation effect	(26,023,473)	(8,528,119)	(31,500,992)	(66,052,584)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,150,416)	1,150,416	—	—
Transfer from Stage 1 to Stage 3	(242,450)	—	242,450	—
Transfer from Stage 2 to Stage 1	518,081	(518,081)	—	—
Transfer from Stage 2 to Stage 3	—	(232,581)	232,581	—
Transfer from Stage 3 to Stage 2	—	70,485	(70,485)	—
Transfer from Stage 3 to Stage 1	63,876	—	(63,876)	—
New Financial Assets Originated or Purchased	9,043,705	7,486,927	37,022,441	53,553,073
Changes in PDs/LGDs/EADs	424,956	123,724	(721,150)	(172,470)
Foreign exchange and other movements	(584,404)	1,276,323	4,649,676	5,341,595
Other movements with no P&L impact
Financial assets collected during the year	(14,159,922)	(1,760,756)	(10,045,991)	(25,966,669)
Loss Allowance as of December 31, 2023	7,677,283	6,685,045	24,355,184	38,717,512

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	25,077,593	3,804,584	2,418,845	31,301,022
Inflation effect	(21,981,895)	(6,538,936)	(3,483,201)	(32,004,032)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(314,944)	314,944	—	—
Transfer from Stage 1 to Stage 3	(52,713)	—	52,713	—
Transfer from Stage 2 to Stage 1	822	(822)	—	—
Transfer from Stage 2 to Stage 3	—	—	—	—
Transfer from Stage 3 to Stage 2	—	—	—	—
Transfer from Stage 3 to Stage 1	—	—	—	—
New Financial Assets Originated or Purchased	35,867,946	4,640,054	5,996,386	46,504,386
Changes in PDs/LGDs/EADs	(366,449)	67,345	(778,000)	(1,077,104)
Foreign exchange and other movements	(6,468,605)	5,250,354	146,794	(1,071,457)
Other movements with no P&L impact
Financial assets collected during the year	(9,838,329)	(1,418,339)	(1,593,257)	(12,849,925)
Loss Allowance as of December 31, 2023	21,923,426	6,119,184	2,760,280	30,802,890

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Loss Allowance as of December 31, 2022	70,243,682	29,414,050	47,254,159	146,911,891
Inflation effect	(78,096,695)	(26,534,582)	(39,756,280)	(144,387,557)
Movements with P&L Impact
Transfer from Stage 1 to Stage 2	(1,219,781)	1,219,781	—	—
Transfer from Stage 1 to Stage 3	(1,448,381)	—	1,448,381	—
Transfer from Stage 2 to Stage 1	3,447,425	(3,447,425)	—	—
Transfer from Stage 2 to Stage 3	—	(1,256,522)	1,256,522	—
Transfer from Stage 3 to Stage 2	—	141,503	(141,503)	—
Transfer from Stage 3 to Stage 1	953,137	—	(953,137)	—
New Financial Assets Originated or Purchased	28,861,889	8,548,920	12,450,119	49,860,928
Changes in PDs/LGDs/EADs	44,997,582	20,358,820	44,189,427	109,545,829
Foreign exchange and other movements	9,137,786	1,470,897	1,321,078	11,929,761
Other movements with no P&L impact
Financial assets collected during the year	(5,215,357)	(12,249,848)	(34,362,112)	(51,827,317)
Loss Allowance as of December 31, 2023	71,661,287	17,665,594	32,706,654	122,033,535
The following table further explains changes in the gross carrying amount of specific segment portfolio to help explain their significance to the changes in the loss allowance:

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2024	6,312,174,160	463,347,315	285,365,032	7,060,886,507
Transfers:
Transfers from Stage 1 to Stage 2	(240,098,185)	240,098,185	—	—
Transfers from Stage 1 to Stage 3	(300,655,233)	—	300,655,233	—
Transfers from Stage 2 to stage 1	104,013,957	(104,013,957)	—	—
Transfers from Stage 2 to Stage 3	—	(91,868,635)	91,868,635	—
Transfers from Stage 3 to Stage 2	—	18,060,809	(18,060,809)	—
Transfers from Stage 3 to Stage 1	2,664,442	—	(2,664,442)	—
Financial assets derecognized during the period other than write-offs	(645,046,034)	(8,308,328)	(139,311,879)	(792,666,241)
New financial assets originated or purchased	1,655,844,052	464,480,768	770,715,724	2,891,040,544
Foreign exchange and other movements	635,743,373	94,537,462	132,743,775	863,024,610
Inflation Effect	(1,513,820,961)	(111,122,548)	(68,437,840)	(1,693,381,349)
Gross carrying amount as of December 31, 2025	6,010,819,571	965,211,071	1,352,873,429	8,328,904,071

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2024	3,037,634,799	71,774,351	40,185,405	3,149,594,555
Transfers:
Transfers from Stage 1 to Stage 2	(42,246,025)	42,246,025	—	—
Transfers from Stage 1 to Stage 3	(20,551,784)	—	20,551,784	—
Transfers from Stage 2 to Stage 1	17,596,983	(17,596,983)	—	—
Transfers from Stage 2 to Stage 3	—	(5,748,011)	5,748,011	—
Transfers from Stage 3 to Stage 2	—	744,724	(744,724)	—
Transfers from Stage 3 to Stage 1	229,782	—	(229,782)	—
Financial assets derecognized during the period other than write-offs	(1,523,844,849)	(25,222,124)	(24,778,021)	(1,573,844,994)
New financial assets originated or purchased	3,774,421,975	187,504,300	142,775,101	4,104,701,376
Foreign exchange and other movements	8,369,297	22,900,686	24,463,261	55,733,244
Inflation Effect	(728,502,591)	(17,213,327)	(9,637,489)	(755,353,407)
Gross carrying amount as of December 31, 2025	4,523,107,587	259,389,641	198,333,546	4,980,830,774

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2024	11,120,113,996	4,953,116	37,127,203	11,162,194,315
Transfers:
Transfers from Stage 1 to Stage 2	(37,411,411)	37,411,411	—	—
Transfers from Stage 1 to Stage 3	(129,475)	—	129,475	—
Transfers from Stage 2 to Stage 1	255,250	(255,250)	—	—
Transfers from Stage 2 to Stage 3	—	(1,776,056)	1,776,056	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(10,875,248,236)	(1,725,646)	(703,564)	(10,877,677,446)
New financial assets originated or purchased	14,494,344,447	270,149,438	9,355,439	14,773,849,324
Foreign exchange and other movements	(2,132,698,766)	(1,605,374)	2,721,008	(2,131,583,132)
Inflation Effect	(1,685,431,232)	(1,187,884)	(8,904,054)	(1,695,523,170)
Gross carrying amount as of December 31, 2025	10,883,794,573	305,963,755	41,501,563	11,231,259,891

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2024	4,195,393,532	526,885,775	172,166,539	4,894,445,846
Transfers:
Transfers from Stage 1 to Stage 2	(138,576,259)	138,576,259	—	—
Transfers from Stage 1 to Stage 3	(172,838,133)	—	172,838,133	—
Transfers from Stage 2 to Stage 1	48,909,347	(48,909,347)	—	—
Transfers from Stage 2 to Stage 3	—	(37,200,912)	37,200,912	—
Transfers from Stage 3 to Stage 2	—	179,374	(179,374)	—
Transfers from Stage 3 to Stage 1	189,264	—	(189,264)	—
Financial assets derecognized during the period other than write-offs	(229,879,674)	(225,365,939)	(105,596,776)	(560,842,389)
New financial assets originated or purchased	2,262,387,399	610,870,537	584,847,232	3,458,105,168
Financial instruments written off	(474,589,700)	(208,414,254)	(164,742,285)	(847,746,239)
Inflation Effect	(1,025,976,659)	(104,172,473)	(41,052,083)	(1,171,201,215)
Gross carrying amount as of December 31, 2025	4,465,019,117	652,449,020	655,293,034	5,772,761,171

	Stage 1	Stage 2	Stage 3
Retail Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	2,222,785,961	653,833,097	150,647,304	3,027,266,362
Financial instruments arising from business combinations (*)	1,282,880,440	—	27,018,559	1,309,898,999
Transfers:
Transfers from Stage 1 to Stage 2	(24,812,573)	24,812,573	—	—
Transfers from Stage 1 to Stage 3	(23,664,488)	—	23,664,488	—
Transfers from Stage 2 to Stage 1	199,689,983	(199,689,983)	—	—
Transfers from Stage 2 to Stage 3	—	(9,263,670)	9,263,670	—
Transfers from Stage 3 to Stage 2	—	11,010,451	(11,010,451)	—
Transfers from Stage 3 to Stage 1	1,690,724	—	(1,690,724)	—
Financial assets derecognized during the period other than write-offs	(177,972,971)	(58,989,967)	(53,052,719)	(290,015,657)
New financial assets originated or purchased	1,941,373,254	278,468,436	214,025,269	2,433,866,959
Financial instruments written off	—	—	(105,732,257)	(105,732,257)
Foreign exchange and other movements	2,092,252,586	116,750,483	113,699,919	2,322,702,988
Inflation Effect	(1,202,048,756)	(353,584,105)	(81,468,026)	(1,637,100,887)
Gross carrying amount as of December 31, 2024	6,312,174,160	463,347,315	285,365,032	7,060,886,507
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Retail like Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	1,589,934,683	309,542,545	46,142,106	1,945,619,334
Transfers:
Transfers from Stage 1 to Stage 2	(5,029,117)	5,029,117	—	—
Transfers from Stage 1 to Stage 3	(1,234,594)	—	1,234,594	—
Transfers from Stage 2 to Stage 1	38,358,512	(38,358,512)	—	—
Transfers from Stage 2 to Stage 3	—	(2,154,315)	2,154,315	—
Transfers from Stage 3 to Stage 2	—	355,543	(355,543)	—
Transfers from Stage 3 to Stage 1	117,999	—	(117,999)	—
Financial assets derecognized during the period other than write-offs	(536,704,119)	(91,121,042)	(17,661,379)	(645,486,540)
New financial assets originated or purchased	2,701,238,487	51,131,647	30,167,459	2,782,537,593
Financial instruments written off	—	—	(22,734,941)	(22,734,941)
Foreign exchange and other movements	110,768,141	4,745,793	26,309,821	141,823,755
Inflation Effect	(859,815,193)	(167,396,425)	(24,953,028)	(1,052,164,646)
Gross carrying amount as of December 31, 2024	3,037,634,799	71,774,351	40,185,405	3,149,594,555

	Stage 1	Stage 2	Stage 3
Wholesale Portfolio	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	11,619,634,708	222,107,872	3,923,985	11,845,666,565
Financial instruments arising from business combinations (*)	1,498,172,805	—	22,214,647	1,520,387,452
Transfers:
Transfers from Stage 1 to Stage 2	(1)	1	—	—
Transfers from Stage 1 to Stage 3	(41)	—	41	—
Transfers from Stage 2 to Stage 1	8,151,869	(8,151,869)	—	—
Transfers from Stage 2 to Stage 3	—	(10,844,926)	10,844,926	—
Transfers from Stage 3 to Stage 2	—	—	—	—
Transfers from Stage 3 to Stage 1	—	—	—	—
Financial assets derecognized during the period other than write-offs	(7,198,233,723)	(80,497,366)	(2,296,680)	(7,281,027,769)
New financial assets originated or purchased	14,432,420,324	1,943,978	8,693,583	14,443,057,885
Financial instruments written off	—	—	(1,173,861)	(1,173,861)
Foreign exchange and other movements	(2,956,290,495)	508,362	(2,957,400)	(2,958,739,533)
Inflation Effect	(6,283,741,450)	(120,112,936)	(2,122,038)	(6,405,976,424)
Gross carrying amount as of December 31, 2024	11,120,113,996	4,953,116	37,127,203	11,162,194,315
(*) See Note 15.3 business combinations.

	Stage 1	Stage 2	Stage 3
Naranja X	12-month	Lifetime	Lifetime	Total
Gross carrying amount as of December 31, 2023	2,593,184,347	68,415,687	52,441,640	2,714,041,674
Transfers:
Transfers from Stage 1 to Stage 2	(16,799,875)	16,799,875	—	—
Transfers from Stage 1 to Stage 3	(50,389,805)	—	50,389,805	—
Transfers from Stage 2 to Stage 1	19,415,441	(19,415,441)	—	—
Transfers from Stage 2 to Stage 3	—	(3,264,692)	3,264,692	—
Transfers from Stage 3 to Stage 2	—	7,446	(7,446)	—
Transfers from Stage 3 to Stage 1	252,634	—	(252,634)	—
Financial assets derecognized during the period other than write-offs	(106,449,531)	(14,974,243)	(25,515,678)	(146,939,452)
New financial assets originated or purchased	3,035,631,682	511,935,583	115,997,248	3,663,564,513
Financial instruments written off	(27,549,103)	(1,111,171)	(695,292)	(29,355,566)
Inflation Effect	(1,251,902,258)	(31,507,269)	(23,455,796)	(1,306,865,323)
Gross carrying amount as of December 31, 2024	4,195,393,532	526,885,775	172,166,539	4,894,445,846
Use of information
Grupo Financiero Galicia, according to IFRS 9 standards, uses all information available, past, present and future to identify and estimate expected credit loss.
Operational Risk
Operational risk is defined as the risk of losses resulting from inadequacies or failures in internal processes, staff actions, or systems, or from external events. This concept includes legal risk but excludes strategic and reputational risk.
The primary objective is to manage the Operational Risk inherent in its products, activities, processes, and systems, as well as the risks arising from services provided by suppliers.
Since effective management of this risk helps prevent future losses resulting from operational events, the Group also ensures that, prior to launching or introducing new products, activities, processes, or systems, their operational risks are properly assessed.
Identification
The starting point of the operational risk management is the identification of risks and their association with the controls established to mitigate them, considering internal and external factors that may affect the process development. The results of this exercise are entered into a log of risks, which acts as a central repository of the nature and status of each risk and controls thereof.
Assessment
Once risks have been identified, the size in terms of impact, frequency and likelihood of risk occurrence is determined, considering the existing controls. The combination of impact with likelihood of occurrence determines the risk exposure level. Finally, the estimated risk levels are compared to pre-established criteria, considering the balance of potential benefits and adverse results.
Monitoring
The monitoring process allows detecting and correcting the possible deficiencies in operational risk management policies, processes and procedures and their update.
Risk Control and Mitigation
The control process ensures compliance with internal policies and analyzes risks and responses to avoid, accept, mitigate or share them, by aligning them with the risk tolerance defined.
IT Risk
The Group manages the IT risk inherent to its products, activities and business processes.
Risk associated with the possibility of incurring losses related to strategic, financial, operational, regulatory, legal, and reputational consequences arising from the use, ownership, operation, involvement, or adoption of information technology solutions.
It also manages the risk associated with relevant information systems, technology processes, and information security. It further encompasses risks arising from outsourced activities and services provided by vendors.
Reputational Risk & ESG
Reputational risk is the risk associated with a negative perception of the Group by various stakeholders, which adversely affects the Group’s ability to maintain existing business relationships, establish new ones, and continue to access sources of funding.
ESG (environmental, social, and governance) risk is the risk associated with the possibility of any environmental, social, or governance event or condition occurring that, if it were to occur, could have an actual or potential negative effect on the Group.
Stakeholders are at the center of management and are taken into account when establishing any type of mitigation measure.
The Group defined an internal policy to reduce the occurrence of reputational events with negative impacts by establishing a governance model with defined roles and responsibilities and identifying critical scenarios requiring management and visibility. Additionally, environmental, social, and governance criteria were integrated into strategic processes, alongside the monitoring of indicators and emerging risks.
Contacts were established with key business areas, creating a working framework based on synergy and ongoing communication with the aim of fostering a risk culture throughout the organization.
Strategic Risk
Strategic risk is that which arises from an inappropriate business strategy or an adverse change in forecasts, parameters, goals and other functions that support such strategy.
It represents the possibility of fluctuations in placements that prevent Banco Galicia or its subsidiaries from obtaining the expected results of operations. These potential affected results of operations would give rise to lower income or higher costs regardless of what was budgeted.
Compliance Risk
Compliance risk refers to the risk associated with legal or regulatory sanctions, material financial losses, or reputational damage that the entity may suffer as a result of its failure to comply with laws, regulations, standards, and codes of conduct applicable to its activities. This risk includes, among others, money laundering and terrorist financing.
With regard to the control and prevention of money laundering and terrorist financing, Banco Galicia complies with the regulations established by the BCRA, the Financial Information Unit (UIF), and Law No. 25246 and its amendments, which establishes the UIF as a functionally autonomous entity within the Ministry of Finance and Public Revenue. This agency is responsible for analyzing, processing, and transmitting the information received, in order to prevent and deter both money laundering and terrorist financing.
Banco Galicia has promoted the implementation of measures designed to combat the use of the international financial system by criminal organizations. To this end, it has policies, procedures, and control structures that are applied using a “risk-based approach,” which allows for the monitoring of transactions, according to the “customer profile,” defined individually based on information and documentation regarding the customer’s economic, asset, and financial situation, in order to detect transactions that should be considered unusual and, where appropriate, report them to the Financial Intelligence Unit (UIF). The framework for managing this activity is the Anti-Money Laundering (“AML”) Department, which is responsible for implementing control and prevention procedures, as well as communicating them to the rest of the organization through the drafting of relevant manuals and the training of all employees. Furthermore, these management practices are periodically reviewed by the internal audit department.
Banco Galicia has appointed a Director as Compliance Officer, in accordance with FIU Resolution 30/17 and its amendments, who is responsible for ensuring compliance with and the implementation of relevant procedures and obligations.
The Group contributes to the prevention and mitigation of the risks associated with these transactional criminal activities by participating in the process of adopting international regulatory standards.
Cybersecurity Risk
The use of technologies in place facilitates us a significant number of tools that expedite and improve the Bank’s processes, having a positive impact on our products and services. However, along with the above-mentioned benefits, risks and/or threats related to these new opportunities provided by digital technologies appear.
The cybersecurity-related risk is a matter inherent to the introduction of these new technologies. On one hand, such risk management stands out among Banco Galicia’s main goals, and, on the other, all the personnel’s as well as customers’ awareness of the considerations as regards the use of the above-mentioned technologies. In this respect, it is vital for the organization to understand thoroughly its internal processes, the tools used and the available techniques to mitigate cybersecurity-related risks.
Model and Data Risk
Risk associated with the possibility of adverse consequences arising from decisions based on incorrect, improperly used, or misinterpreted model results, as well as from deficiencies in data quality or the use of inappropriate assumptions.